Investment in an Associate - Schedule of Summarised Financial Information of the Associate (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2025 MYR (RM)
Schedule of Summarised Financial Information of the Associate [Abstract]
Carrying amount	$ 471,802	RM 1,923,775		RM 1,916,650
Share of results:
Group’s share of profit from continuing operations	165,763	675,897		7,125
Group’s share of total comprehensive income	$ 165,763	RM 675,897		RM 7,125